Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

November 30, 2019

AZI-QTLY-0120
1.810709.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Arizona - 98.4%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	601,024
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	493,394
Series 2015 A, 5% 7/1/35	2,215,000	2,602,071
Series 2015 B, 5% 7/1/31	1,525,000	1,801,284
Series 2015 D:
5% 7/1/34	500,000	588,245
5% 7/1/35	900,000	1,057,275
5% 7/1/41	485,000	563,580
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,300,684
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	2,064,162
Series 2015, 5% 9/1/27	1,500,000	1,796,565
Series 2019 A, 5% 10/1/24	4,000,000	4,697,320
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	675,000	676,958
5% 7/1/32	470,000	471,302
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,379,717
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.216%, tender 1/1/37 (a)(b)	1,000,000	978,060
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,332,820
5% 12/1/42	2,020,000	2,289,104
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,044,490
Series 2012 A, 5% 1/1/43	2,000,000	2,133,760
Arizona State Lottery Rev. Series 2019, 5% 7/1/29	2,000,000	2,603,740
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,849,050
Series 2017A, 5% 7/1/31	385,000	475,841
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	415,219
5% 7/1/28	500,000	590,050
5% 7/1/29	455,000	535,116
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	590,095
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	2,000,000	2,077,400
Series 2019, 5%, tender 6/3/24 (a)(c)	2,000,000	2,290,500
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	786,772
5% 7/1/27	1,300,000	1,496,560
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,097,050
Series 2017:
5% 7/1/30	2,310,000	2,836,796
5% 7/1/32	1,000,000	1,216,840
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	279,403
5% 7/1/33	435,000	477,521
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,184,790
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,214,970
Maricopa County Indl. Dev. Auth. Series 2019 A:
5% 9/1/33	250,000	305,818
5% 9/1/34	680,000	828,730
5% 9/1/35	395,000	479,064
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	250,000	262,265
6% 1/1/48 (d)	500,000	523,410
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,482,894
5% 7/1/34	585,000	731,747
Maricopa County Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,588,810
5% 1/1/38	1,215,000	1,435,984
Maricopa County School District #28 Kyrene Elementary:
Series 2010 C, 4% 7/1/29	650,000	729,242
Series 2019 A, 5% 7/1/37	1,000,000	1,237,610
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,226,620
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,689,910
Maricopa School District # 214 (High School Inprovement Proj.) Series 2018 A, 5% 7/1/31	350,000	431,463
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,389,160
5% 7/1/38	3,850,000	4,588,353
Series 2016, 5% 7/1/39	2,270,000	2,700,369
Mesa Util. Sys. Rev.:
Series 2017, 4% 7/1/25	2,000,000	2,291,660
Series 2019 A, 5% 7/1/43	2,000,000	2,483,960
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,093,470
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	451,814
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	901,392
5% 6/1/41	1,250,000	1,308,450
Series 2013, 5% 8/1/27	1,000,000	1,119,430
Series 2014, 5% 6/1/29	500,000	570,085
Series 2015, 5% 6/1/30	1,000,000	1,168,140
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (c)	1,100,000	1,233,078
5% 7/1/29 (c)	500,000	557,160
Series 2015 A, 5% 7/1/45	4,100,000	4,730,820
Series 2017 A:
5% 7/1/35 (c)	2,425,000	2,896,008
5% 7/1/42 (c)	2,000,000	2,352,100
Series 2017 D, 5% 7/1/31	2,000,000	2,457,520
Series 2019 A, 5% 7/1/49 (e)	2,000,000	2,435,240
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/35 (e)	1,000,000	1,238,270
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,949,320
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,204,770
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,239,360
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36 (e)	1,175,000	1,378,968
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,752,435
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	414,341
5% 7/1/27 (c)	400,000	434,448
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,111,020
Series 2014, 5% 12/1/27	1,745,000	1,988,445
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/23	30,000	32,912
5% 7/1/25	1,600,000	1,755,280
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A:
5% 12/1/34	1,500,000	1,763,745
5% 12/1/45	1,035,000	1,207,348
Series 2019 A, 5% 1/1/47	2,000,000	2,519,000
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,675,000	2,233,462
5.25% 12/1/19	1,000,000	1,000,000
5.5% 12/1/29	3,000,000	3,871,830
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	457,128
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	430,832
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,593,792
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,206,314
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,195,196
Series 2016:
5% 7/1/28	315,000	385,340
5% 7/1/29	500,000	609,235
5% 7/1/30	325,000	392,135
5% 7/1/31	375,000	451,140
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 6% 10/1/37 (d)	500,000	574,575
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	507,975
5% 7/1/28 (FSA Insured)	1,000,000	1,144,700
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	625,868
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,505,305
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,182,380
Series 2017, 5% 7/1/34	1,000,000	1,227,550
5% 7/1/27	1,000,000	1,194,620
5% 7/1/28	2,000,000	2,381,380
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,152,220
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,400,419
Series 2014, 5% 8/1/28	1,000,000	1,162,760
Series 2015 A 5% 6/1/30	2,500,000	2,955,600
Series 2019 A, 5% 6/1/41	1,965,000	2,445,482
5% 6/1/38	1,000,000	1,182,310
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/27	1,000,000	1,251,090
5% 7/1/28	1,115,000	1,419,696
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,254,820
Series 2016, 5% 8/1/36	1,305,000	1,530,047
Series 2019:
5% 8/1/24	325,000	377,575
5% 8/1/25	400,000	475,568
5% 8/1/26	600,000	726,534
5% 8/1/27	625,000	769,038
5% 8/1/39	1,000,000	1,222,900
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 1.3%, tender 3/2/20 (a)	1,000,000	1,000,000
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,293,580

TOTAL ARIZONA		178,351,362

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (c)	200,000	230,626
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	425,540

TOTAL GUAM		656,166

TOTAL MUNICIPAL BONDS
(Cost $168,458,926)		179,007,528

Municipal Notes - 2.2%
Arizona - 2.2%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 B, 1.13% 12/2/19, LOC Bank of America NA, VRDN (a)	1,450,000	$1,450,000
Phoenix Indl. Dev. Auth. Health Care Facilities (Mayo Clinic Proj.) Series 2014 A, 1.1% 12/2/19 (Liquidity Facility Bank of America NA), VRDN (a)	2,500,000	2,500,000
TOTAL MUNICIPAL NOTES
(Cost $3,950,000)		3,950,000
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $172,408,926)		182,957,528
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,771,683)
NET ASSETS - 100%		$181,185,845

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,360,250 or 0.8% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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